Inventories, Net - Schedule of Inventories, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory, Net [Abstract]
Raw materials	¥ 63,285,324		¥ 56,952,428
Work in process	119,439,099		130,609,171
Finished goods	68,333,552		90,377,688
Less: write-down of inventories	(221,191,557)		(265,064,301)
Inventories, net	¥ 29,866,418	$ 4,154,807	¥ 12,874,986